UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Enhanced Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 96.5%
Australia 0.8%
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020 (Cost $661,533)		595,000	670,362
Barbados 0.3%
Columbus International, Inc., 144A, 7.375%, 3/30/2021 (Cost $214,500)		200,000	212,500
Bermuda 0.8%
Digicel Group Ltd., 144A, 7.125%, 4/1/2022		300,000	275,250
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		200,000	152,000
Noble Group Ltd., 144A, 6.625%, 8/5/2020		250,000	250,000
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		30,000	29,775
144A, 8.5%, 10/15/2022		15,000	16,669
(Cost $824,000)			723,694
Brazil 0.2%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049 (Cost $200,000)		200,000	171,440
British Virgin Islands 0.5%
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020 (Cost $457,520)		500,000	431,250
Canada 1.8%
1011778 BC Unlimited Liability Co., 144A, 4.625%, 1/15/2022		15,000	15,000
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		5,000	4,450
144A, 5.625%, 6/1/2024		15,000	12,900
Bombardier, Inc.:
144A, 5.5%, 9/15/2018		15,000	14,100
144A, 5.75%, 3/15/2022		205,000	166,562
144A, 7.5%, 3/15/2025		15,000	12,413
Cascades, Inc., 144A, 5.5%, 7/15/2022		25,000	24,188
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,163
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		15,000	15,281
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		55,000	42,350
144A, 7.0%, 2/15/2021		40,000	30,500
Masonite International Corp., 144A, 5.625%, 3/15/2023		25,000	25,750
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		10,000	9,900
MEG Energy Corp., 144A, 7.0%, 3/31/2024 (b)		165,000	151,387
Novelis, Inc., 8.75%, 12/15/2020		310,000	327,050
Open Text Corp., 144A, 5.625%, 1/15/2023		25,000	24,937
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019		200,000	142,000
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	15,375
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		10,000	9,775
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		50,000	51,375
144A, 5.875%, 5/15/2023		45,000	46,795
144A, 6.125%, 4/15/2025		130,000	135,850
144A, 7.5%, 7/15/2021		120,000	130,200
Yamana Gold, Inc., 4.95%, 7/15/2024		160,000	144,348
(Cost $1,733,389)			1,557,649
Cayman Islands 1.9%
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		250,000	270,621
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		250,000	242,188
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		200,000	203,250
Noble Holding International Ltd., 4.0%, 3/16/2018		20,000	19,969
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		229,775	148,205
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		170,000	166,510
Transocean, Inc., 4.3%, 10/15/2022 (b)		370,000	268,712
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		200,000	193,500
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		135,000	145,463
(Cost $1,834,354)			1,658,418
Chile 1.4%
AES Gener SA, 144A, 5.0%, 7/14/2025		200,000	203,638
Cencosud SA, 144A, 5.5%, 1/20/2021		500,000	528,917
Corpbanca SA, 144A, 3.875%, 9/22/2019		500,000	510,161

(Cost $1,235,394)			1,242,716
Colombia 1.4%
Ecopetrol SA, 5.875%, 5/28/2045		500,000	436,240
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		750,000	795,000

(Cost $1,241,317)			1,231,240
Dominican Republic 1.1%
Dominican Republic:
144A, 5.5%, 1/27/2025		550,000	552,750
144A, 6.85%, 1/27/2045		350,000	355,250

(Cost $921,042)			908,000
El Salvador 0.3%
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	95,300
144A, 7.65%, 6/15/2035		200,000	199,750

(Cost $312,000)			295,050
France 0.4%
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (Cost $365,000)		365,000	378,695
Germany 0.2%
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023 (Cost $205,500)		200,000	203,750
Hungary 0.4%
Republic of Hungary:
4.0%, 3/25/2019		200,000	208,000
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	94,720
(Cost $313,457)			302,720
India 0.3%
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025 (Cost $256,572)		250,000	249,095
Indonesia 0.3%
Indonesia Treasury Bond, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	97,819
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.325%, 5/28/2025		200,000	196,250

(Cost $299,707)			294,069
Ireland 1.0%
AerCap Ireland Capital Ltd., 3.75%, 5/15/2019		140,000	140,322
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	700,000	745,789

(Cost $816,818)			886,111
Israel 0.3%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023 (Cost $253,750)		250,000	252,500
Japan 5.3%
Japan Government Five Year Bond, Series 124, 0.1%, 6/20/2020 (Cost $4,609,039)	JPY	571,950,000	4,615,796
Kazakhstan 1.1%
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	515,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	219,063
Republic of Kazakhstan, 144A, 5.125%, 7/21/2025		200,000	197,924

(Cost $994,566)			931,987
Luxembourg 2.5%
Actavis Funding SCS, 4.75%, 3/15/2045		7,000	6,600
ArcelorMittal:
5.125%, 6/1/2020		10,000	10,025
6.125%, 6/1/2018		500,000	529,288
Evraz Group SA, 144A, 6.5%, 4/22/2020		200,000	181,368
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		290,000	263,175
7.5%, 4/1/2021		315,000	313,425
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		75,000	72,422
144A, 4.875%, 4/15/2020		20,000	20,583
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	197,500
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		200,000	171,750
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		200,000	121,000
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		200,000	206,500
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		15,000	15,938

(Cost $2,255,241)			2,109,574
Malaysia 2.3%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (b) (Cost $2,000,000)		2,000,000	1,970,356
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $204,750)		200,000	170,500
Mauritius 0.3%
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024 (Cost $250,000)		250,000	252,777
Mexico 6.8%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	10,000,000	610,333
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		200,000	224,600
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		500,000	520,475
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	126,000
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		400,000	417,000
United Mexican States:
4.6%, 1/23/2046		200,000	188,500
Series M, 4.75%, 6/14/2018	MXN	60,400,000	3,754,378

(Cost $6,930,489)			5,841,286
Netherlands 1.6%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		500,000	540,599
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		45,000	45,562
Myriad International Holdings BV, 144A, 5.5%, 7/21/2025		200,000	203,000
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	175,500
Petrobras Global Finance BV, 6.875%, 1/20/2040		250,000	212,500
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		200,000	183,468
(Cost $1,395,951)			1,360,629
New Zealand 1.7%
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027 (Cost $1,529,315)	NZD	2,000,000	1,463,341
Paraguay 0.2%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017 (Cost $218,750)		200,000	206,600
Peru 0.6%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022 (Cost $517,500)		500,000	521,100
Poland 1.6%
Republic of Poland, Series 0725, 3.25%, 7/25/2025 (Cost $1,531,841)	PLN	5,020,000	1,367,155
Portugal 2.3%
Portugal Obrigacoes do Tesouro:
REG S, 144A, 4.1%, 2/15/2045	EUR	1,200,000	1,501,046
REG S, 144A, 4.35%, 10/16/2017	EUR	440,000	525,097
(Cost $2,223,425)			2,026,143
Russia 0.5%
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		200,000	193,336
Vnesheconombank, 144A, 6.902%, 7/9/2020		250,000	244,700

(Cost $437,387)			438,036
Singapore 0.2%
Republic of Singapore, 2.75%, 4/1/2042 (Cost $182,996)	SGD	250,000	174,234
Slovenia 0.5%
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	214,000
144A, 5.5%, 10/26/2022		200,000	224,500
(Cost $417,315)			438,500
South Africa 0.6%
Republic of South Africa, Series R186, 10.5%, 12/21/2026 (Cost $496,464)	ZAR	5,200,000	478,596
Spain 1.2%
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030 (Cost $1,152,505)	EUR	978,821	1,050,083
Sri Lanka 0.8%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	485,600
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	199,750
(Cost $701,500)			685,350
Turkey 1.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		250,000	219,625
Republic of Turkey, 8.5%, 7/10/2019	TRY	2,360,000	822,266
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		250,000	251,115
(Cost $1,461,725)			1,293,006
United Arab Emirates 0.3%
DP World Ltd., 144A, 6.85%, 7/2/2037 (Cost $288,750)		250,000	276,875
United Kingdom 1.9%
Afren PLC, 144A, 10.25%, 4/8/2019 *		200,000	5,000
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		200,000	194,930
144A, 4.125%, 9/27/2022 (b)		330,000	308,974
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	497,239
Barclays Bank PLC, 7.625%, 11/21/2022		390,000	449,719
HSBC Holdings PLC, 6.375%, 12/29/2049		200,000	200,900
(Cost $1,946,207)			1,656,762
United States 48.8%
AbbVie, Inc., 3.6%, 5/14/2025		55,000	54,184
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		10,000	10,525
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		140,000	147,000
ADT Corp.:
3.5%, 7/15/2022 (b)		25,000	22,891
5.25%, 3/15/2020		40,000	41,400
6.25%, 10/15/2021		15,000	15,900
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		40,000	42,600
Alere, Inc., 144A, 6.375%, 7/1/2023		25,000	26,000
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		20,000	20,775
Ally Financial, Inc.:
3.25%, 2/13/2018		35,000	34,956
4.125%, 3/30/2020 (b)		40,000	40,300
AmeriGas Finance LLC:
6.75%, 5/20/2020		30,000	31,425
7.0%, 5/20/2022		105,000	111,678
Antero Resources Corp.:
5.125%, 12/1/2022		45,000	42,525
144A, 5.625%, 6/1/2023		25,000	24,063
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		20,000	17,900
APX Group, Inc., 6.375%, 12/1/2019		15,000	14,663
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		25,000	25,000
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		25,000	26,281
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	23,500
AT&T, Inc.:
2.45%, 6/30/2020		45,000	44,264
3.4%, 5/15/2025		75,000	71,644
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		5,000	5,106
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		42,000	43,050
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		60,000	57,150
5.5%, 4/1/2023		15,000	15,075
Ball Corp., 5.25%, 7/1/2025		35,000	35,194
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		55,000	54,004
5.165%, 8/1/2044		55,000	55,411
Belden, Inc., 144A, 5.5%, 9/1/2022		30,000	29,925
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		15,000	10,050
6.75%, 11/1/2020		15,000	10,350
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		140,000	141,400
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		15,000	15,263
Boyd Gaming Corp., 6.875%, 5/15/2023		20,000	20,800
Caleres, Inc., 144A, 6.25%, 8/15/2023		15,000	15,150
California Resources Corp.:
5.0%, 1/15/2020 (b)		20,000	17,150
5.5%, 9/15/2021 (b)		43,000	35,475
6.0%, 11/15/2024 (b)		20,000	16,200
Calpine Corp.:
5.375%, 1/15/2023 (b)		35,000	34,212
5.75%, 1/15/2025		35,000	34,125
Cardtronics, Inc., 5.125%, 8/1/2022		20,000	19,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		30,000	28,794
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		140,000	139,179
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		50,000	49,500
144A, 5.375%, 5/1/2025		40,000	39,400
144A, 5.875%, 5/1/2027 (b)		65,000	64,391
CCO Safari II LLC:
144A, 4.908%, 7/23/2025		25,000	25,055
144A, 6.484%, 10/23/2045		15,000	15,524
CDW LLC, 6.0%, 8/15/2022		55,000	57,475
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		10,000	10,212
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		205,000	190,394
144A, 6.375%, 9/15/2020		55,000	55,412
Chaparral Energy, Inc., 7.625%, 11/15/2022		30,000	17,550
Chemours Co.:
144A, 6.625%, 5/15/2023 (b)		60,000	52,800
144A, 7.0%, 5/15/2025		10,000	8,772
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		90,000	76,050
6.125%, 2/15/2021		5,000	4,313
6.625%, 8/15/2020 (b)		30,000	26,850
Chiquita Brands International, Inc., 7.875%, 2/1/2021		8,000	8,580
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		20,000	20,550
Series B, 6.5%, 11/15/2022		205,000	213,712
Series B, 7.625%, 3/15/2020		85,000	89,303
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		30,000	29,325
CNO Financial Group, Inc.:
4.5%, 5/30/2020		10,000	10,325
5.25%, 5/30/2025		20,000	20,900
CommScope, Inc., 144A, 4.375%, 6/15/2020		15,000	15,094
Community Health Systems, Inc.:
6.875%, 2/1/2022		325,000	347,750
7.125%, 7/15/2020		145,000	154,425
Concho Resources, Inc., 5.5%, 4/1/2023		70,000	70,000
Cott Beverages, Inc.:
5.375%, 7/1/2022		60,000	58,650
144A, 6.75%, 1/1/2020		25,000	26,031
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C3, 5.806% **, 6/15/2038		26,785	27,203
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		10,000	10,050
CVS Health Corp., 5.125%, 7/20/2045		40,000	42,381
CyrusOne LP:
6.375%, 11/15/2022		10,000	10,350
144A, 6.375%, 11/15/2022		30,000	31,050
D.R. Horton, Inc., 4.0%, 2/15/2020		10,000	10,200
Dana Holding Corp., 5.5%, 12/15/2024		25,000	24,625
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	463,418
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.187% **, 3/15/2018		150,000	149,625
Delphi Corp., 5.0%, 2/15/2023		20,000	21,200
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,600
DISH DBS Corp.:
4.25%, 4/1/2018		25,000	25,438
5.0%, 3/15/2023		125,000	117,031
7.875%, 9/1/2019		105,000	117,469
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		55,000	58,025
144A, 5.75%, 3/1/2023		52,500	55,387
Dynegy, Inc.:
144A, 7.375%, 11/1/2022 (b)		30,000	31,035
144A, 7.625%, 11/1/2024		55,000	56,787
E*TRADE Financial Corp., 4.625%, 9/15/2023		25,000	24,875
EarthLink Holdings Corp., 7.375%, 6/1/2020		20,000	20,800
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		25,000	24,000
144A, 8.125%, 9/15/2023		40,000	39,778
Endo Finance LLC, 144A, 5.375%, 1/15/2023		30,000	30,319
Endo Ltd., 144A, 6.0%, 2/1/2025		20,000	20,600
EnerSys, 144A, 5.0%, 4/30/2023		5,000	4,888
EP Energy LLC, 144A, 6.375%, 6/15/2023		30,000	28,050
Equinix, Inc., (REIT), 5.375%, 4/1/2023		55,000	55,544
EV Energy Partners LP, 8.0%, 4/15/2019		155,000	136,012
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		65,000	62,763
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.487% **, 2/25/2025		1,000,000	989,099
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		804,282	84,121
"ZG", Series 4213, 3.5%, 6/15/2043		634,119	628,623
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		515,029	91,928
5.5%, 6/1/2035		1,321,317	1,481,340
"SP", Series 4047, Interest Only, 6.463% ***, 12/15/2037		546,686	89,882
"JS", Series 3572, Interest Only, 6.613% ***, 9/15/2039		528,203	86,860
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		351,651	74,321
4.0%, 5/1/2042 (c)		5,000,000	5,319,140
5.5%, 8/1/2037		693,970	780,425
First Data Corp.:
144A, 7.375%, 6/15/2019		91,000	94,922
144A, 8.75%, 1/15/2022		20,000	21,200
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN2, 3.787% **, 4/25/2024		500,000	480,326
Frontier Communications Corp.:
6.25%, 9/15/2021		20,000	18,450
6.875%, 1/15/2025		85,000	72,356
7.125%, 1/15/2023		145,000	130,862
8.5%, 4/15/2020		205,000	212,175
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	15,825
Gates Global LLC, 144A, 6.0%, 7/15/2022		30,000	26,625
General Electric Co., 2.7%, 10/9/2022		310,000	306,024
General Motors Financial Co., Inc., 3.2%, 7/13/2020		50,000	49,425
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	47,293
Global Partners LP, 144A, 7.0%, 6/15/2023		35,000	33,687
Government National Mortgage Association:
"HX", Series 2012-91, 3.0%, 9/20/2040		376,376	386,375
"GC", Series 2010-101, 4.0%, 8/20/2040		300,000	325,252
"ME", Series 2014-4, 4.0%, 1/16/2044		800,000	862,888
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		491,121	78,964
"ZY", Series 2015-99, 4.0%, 7/20/2045		1,000,000	1,005,000
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		1,458,175	99,556
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		441,505	89,495
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		974,104	79,826
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		1,143,821	65,951
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		404,920	77,269
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		517,380	96,737
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		342,312	58,953
7.0%, 1/15/2029		28,620	29,760
7.0%, 2/15/2029		16,686	17,713
Group 1 Automotive, Inc., 5.0%, 6/1/2022 (b)		30,000	30,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		15,000	15,000
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (b)		65,000	62,075
8.875%, 5/15/2021 (b)		115,000	59,800
9.75%, 7/15/2020		20,000	10,800

HCA, Inc.:
6.5%, 2/15/2020		270,000	301,894
7.5%, 2/15/2022		225,000	262,125
HD Supply, Inc., 11.5%, 7/15/2020		40,000	46,475
Hexion, Inc.:
6.625%, 4/15/2020		135,000	123,694
8.875%, 2/1/2018		25,000	21,750
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		30,000	27,900
144A, 5.75%, 10/1/2025		45,000	42,750
Hilton U.S.A. Trust, "DFL", Series 2013-HLF, 144A, 2.938% **, 11/5/2030		620,843	620,024
Hologic, Inc., 144A, 5.25%, 7/15/2022		15,000	15,488
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		140,000	145,902
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		15,000	15,375
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		18,000	19,753
7.625%, 6/15/2021		60,000	66,375
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		120,000	115,350
11.25%, 3/1/2021		20,000	19,100
IMS Health, Inc., 144A, 6.0%, 11/1/2020		20,000	20,700
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		30,000	30,675
Intel Corp.:
3.7%, 7/29/2025		35,000	35,331
4.9%, 7/29/2045		15,000	15,407
International Lease Finance Corp.:
3.875%, 4/15/2018		35,000	35,394
6.25%, 5/15/2019		10,000	10,899
8.75%, 3/15/2017		95,000	103,609
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023 (b)		10,000	9,825
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		25,000	24,774
144A, 7.25%, 6/1/2021		50,000	52,562
144A, 8.25%, 2/1/2020		135,000	143,100
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		10,000	8,575
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	130,678
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		752,360	798,147
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		497,593	511,724
Kinder Morgan, Inc.:
3.05%, 12/1/2019		100,000	99,170
5.55%, 6/1/2045 (b)		80,000	72,786
KLA-Tencor Corp., 4.65%, 11/1/2024		90,000	89,071
Kraft Heinz Foods Co.:
144A, 3.95%, 7/15/2025		35,000	35,474
144A, 5.2%, 7/15/2045		15,000	15,742
Laredo Petroleum, Inc., 6.25%, 3/15/2023		40,000	39,700
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% **, 7/15/2040		543,802	569,307
Legg Mason, Inc., 5.625%, 1/15/2044		140,000	148,091
Level 3 Financing, Inc.:
5.375%, 8/15/2022		110,000	111,100
144A, 5.375%, 5/1/2025		25,000	24,344
6.125%, 1/15/2021		160,000	167,800
7.0%, 6/1/2020		90,000	94,950
Linn Energy LLC, 6.25%, 11/1/2019		50,000	30,281
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		30,000	31,875
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		20,000	18,164
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	9,950
Memorial Resource Development Corp., 5.875%, 7/1/2022		35,000	32,987
Meritor, Inc., 6.75%, 6/15/2021		15,000	15,413
MGM Resorts International:
6.625%, 12/15/2021		200,000	211,250
6.75%, 10/1/2020 (b)		15,000	16,050
8.625%, 2/1/2019		70,000	78,925
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		30,000	28,875
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		30,000	31,125
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		115,000	116,279
Newfield Exploration Co., 5.375%, 1/1/2026		20,000	19,200
NGL Energy Partners LP, 5.125%, 7/15/2019		30,000	29,212
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		20,000	19,825
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,000	4,400
NRG Energy, Inc., 6.25%, 5/1/2024		160,000	157,200
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		80,000	73,600
6.875%, 1/15/2023 (b)		30,000	27,150
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		245,000	252,412
ONEOK Partners LP, 4.9%, 3/15/2025 (b)		100,000	97,885
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		30,000	30,450
Oshkosh Corp., 5.375%, 3/1/2025		5,000	4,938
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		30,000	31,837
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		5,000	5,013
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		964,477	962,845
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		25,000	25,562
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		15,000	16,181
Plantronics, Inc., 144A, 5.5%, 5/31/2023		10,000	10,150
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		25,000	25,125
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		35,000	36,225
Ply Gem Industries, Inc., 6.5%, 2/1/2022		15,000	14,531
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		20,000	18,800
Range Resources Corp., 144A, 4.875%, 5/15/2025		25,000	24,000
Regency Energy Partners LP, 5.0%, 10/1/2022		20,000	20,033
Reynolds American, Inc.:
4.45%, 6/12/2025		20,000	20,540
5.85%, 8/15/2045		10,000	10,753
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		350,000	362,250
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		5,000	4,913
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		60,000	60,450
Sabine Pass Liquefaction LLC:
144A, 5.625%, 3/1/2025		35,000	34,475
5.75%, 5/15/2024		170,000	169,044
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		5,000	4,975
SBA Communications Corp., 5.625%, 10/1/2019		15,000	15,713
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		10,000	10,175
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		20,000	21,225
SESI LLC, 7.125%, 12/15/2021		60,000	62,400
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		20,000	21,000
Smithfield Foods, Inc., 6.625%, 8/15/2022		2,000	2,138
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		15,000	15,447
Springs Industries, Inc., 6.25%, 6/1/2021		25,000	24,875
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		25,000	21,963
144A, 7.0%, 3/1/2020		40,000	42,600
144A, 9.0%, 11/15/2018		180,000	201,600
Sprint Corp., 7.125%, 6/15/2024		110,000	100,650
Starz LLC, 5.0%, 9/15/2019		15,000	15,263
Suburban Propane Partners LP, 5.75%, 3/1/2025		20,000	19,950
Sunoco LP:
144A, 5.5%, 8/1/2020		15,000	15,263
144A, 6.375%, 4/1/2023		20,000	20,550
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		95,000	99,631
6.625%, 11/15/2020		205,000	213,200
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		30,000	29,100
Talos Production LLC, 144A, 9.75%, 2/15/2018		30,000	23,850
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		10,000	10,000
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020		25,000	25,719
6.25%, 11/1/2018		70,000	76,475
144A, 6.75%, 6/15/2023		50,000	52,250
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		45,000	45,422
Tesoro Corp., 4.25%, 10/1/2017		15,000	15,375
The WhiteWave Foods Co., 5.375%, 10/1/2022		20,000	21,000
Time Warner Cable, Inc., 7.3%, 7/1/2038		125,000	136,411
Time Warner, Inc., 3.6%, 7/15/2025		60,000	58,006
Titan International, Inc., 6.875%, 10/1/2020 (b)		20,000	17,682
TransDigm, Inc.:
6.0%, 7/15/2022		115,000	114,712
7.5%, 7/15/2021		110,000	117,810
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		25,000	24,750
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		20,000	13,600
Tronox Finance LLC:
6.375%, 8/15/2020 (b)		25,000	20,500
144A, 7.5%, 3/15/2022		30,000	24,600
U.S. Treasury Bill, 0.06% ****, 8/13/2015 (d)		1,243,000	1,242,990
U.S. Treasury Bonds:
3.0%, 5/15/2045		1,000,000	1,013,906
3.125%, 8/15/2044		109,000	113,028
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		6,586,000	6,629,738
1.0%, 9/30/2016		500,000	503,359
2.5%, 5/15/2024		1,470,000	1,510,769
United Rentals North America, Inc.:
4.625%, 7/15/2023		20,000	19,725
6.125%, 6/15/2023		20,000	20,600
7.625%, 4/15/2022		245,000	266,131
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, 10/15/2020		40,000	42,150
Whiting Petroleum Corp.:
5.75%, 3/15/2021		50,000	48,750
6.25%, 4/1/2023		120,000	117,000
Williams Partners LP, 4.0%, 9/15/2025 (b)		60,000	55,724
Windstream Services LLC:
6.375%, 8/1/2023		20,000	15,500
7.75%, 10/15/2020 (b)		375,000	343,359
7.75%, 10/1/2021 (b)		60,000	50,700
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		30,000	30,684
WPX Energy, Inc., 8.25%, 8/1/2023		70,000	71,137
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		10,000	10,100
144A, 5.625%, 10/1/2024		5,000	5,100
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		30,000	29,512
144A, 7.875%, 9/1/2019		30,000	32,062
Zayo Group LLC:
144A, 6.0%, 4/1/2023		20,000	20,065
144A, 6.375%, 5/15/2025		35,000	34,606
(Cost $42,424,763)			42,190,844
Uruguay 0.1%
Republic of Uruguay, 5.1%, 6/18/2050 (Cost $40,558)		40,000	38,400
Zambia 0.2%
Republic of Zambia, 144A, 8.97%, 7/30/2027 (Cost $194,514)		200,000	192,000
Total Bonds (Cost $86,551,404)			83,419,189
Preferred Stock 0.0%
United States
Ally Financial, Inc., "G", 144A, 7.0% (Cost $9,687)		10	10,204
		Shares	Value ($)
Securities Lending Collateral 4.7%
Daily Assets Fund Institutional, 0.18% (f) (g) (Cost $4,028,293)		4,028,293	4,028,293
Cash Equivalents 7.2%
Central Cash Management Fund, 0.10% (f) (Cost $6,251,079)		6,251,079	6,251,079
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $96,840,463) †		108.4	93,708,765
Other Assets and Liabilities, Net		(8.4)	(7,262,833)
Net Assets		100.0	86,445,932

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	200,000	USD	228,250	5,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
***	These securities are shown at their current rate as of July 31, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $97,412,582. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $3,703,817. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $731,628 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,435,445.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $3,894,768, which is 4.5% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At July 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Bond	AUD	9/15/2015	22	2,055,022	50,882

At July 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2015	61	7,773,688	(41,951)
Euro-OAT French Government Bond	EUR	9/8/2015	12	1,972,897	(48,443)
Federal Republic of Germany Euro-Bund	EUR	9/8/2015	12	2,034,839	(55,369)
Ultra Long U.S. Treasury Bond	USD	9/21/2015	29	4,626,406	(99,890)
Total unrealized depreciation					(245,653)

At July 31, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (g)
Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,900,000[1]	5/5/2016	32,553	(586)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000[1]	3/15/2016	20,952	(15)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000[2]	3/15/2016	34,220	(15)
Total Call Options				87,725	(616)

Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000[1]	3/15/2016	20,953	(1,584)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,900,000[2]	3/15/2016	7,395	(1,584)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	2,600,000[3]	7/11/2016	48,880	(53,970)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,900,000[1]	5/5/2016	32,553	(72,010)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	2,100,000[3]	12/2/2015	45,570	(49,511)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	2,600,000[1]	8/6/2015	24,310	(4,424)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	2,100,000[3]	11/9/2015	42,105	(55,394)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	2,100,000[4]	9/28/2015	43,937	(88,561)
Total Put Options				265,703	(327,038)
Total				353,428	(327,654)

(g) Unrealized appreciation on written options on interest rate swap contracts at July 31, 2015 was $25,774.
At July 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2/3/2015 2/3/2045	2,600,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(200,942)	(200,942)
1/28/2015 1/28/2045	2,900,000	Fixed — 3.087%	Floating — 3-Month LIBOR	(217,634)	(217,634)
12/16/2015 9/18/2017	9,300,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(77,319)	(86,258)
12/16/2015 9/16/2020	19,300,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(349,105)	(379,873)
9/16/2015 9/16/2045	3,900,000	Fixed — 2.5%	Floating — 3-Month LIBOR	201,552	(148,352)
9/16/2015 9/16/2045	2,600,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(137,923)	(75,429)
9/16/2015 9/16/2045	1,600,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(84,876)	(23,295)
9/16/2015 9/16/2020	6,800,000	Floating — 3-Month LIBOR	Fixed — 1.5%	(79,922)	23,567
9/16/2015 9/16/2022	24,000,000	Floating — 3-Month LIBOR	Fixed — 2.25%	314,067	57,829
12/16/2015 9/16/2025	2,300,000	Floating — 3-Month LIBOR	Fixed — 2.64%	52,204	37,009
9/16/2015 9/16/2045	3,900,000	Floating — 3-Month LIBOR	Fixed — 2.75%	(496)	146,281
12/16/2015 9/17/2035	12,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	458,109	174,909
12/16/2015 9/18/2045	4,300,000	Floating — 3-Month LIBOR	Fixed — 2.998%	198,106	57,730
9/16/2015 9/16/2045	10,394,000	Floating — 3-Month LIBOR	Fixed — 3.0%	577,979	—
Total net unrealized depreciation				(634,458)

At July 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	30,000[5]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	2,854	2,818	36
12/22/2014 3/20/2020	45,000[6]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	7,377	6,641	736
Total net unrealized depreciation					772

(h)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Morgan Stanley
5	Barclays Bank PLC
6	Credit Suisse

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2015 is 0.31%.
As of July 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
PLN	5,690,000	USD	1,519,687	8/10/2015	11,498	Citigroup, Inc.
NZD	1,300,000	USD	866,925	8/10/2015	9,513	Macquarie Bank Ltd.
AUD	1,700,000	USD	1,261,485	8/10/2015	19,584	National Australia Bank Ltd.
NZD	1,300,000	USD	863,191	8/10/2015	5,779	UBS AG
CAD	2,200,000	USD	1,724,847	8/10/2015	42,820	Societe Generale
MXN	7,000,000	USD	452,541	8/14/2015	18,409	BNP Paribas
MXN	70,833,200	USD	4,537,137	8/14/2015	144,144	JPMorgan Chase Securities, Inc.
USD	432,050	ILS	1,650,000	8/14/2015	5,280	Nomura International PLC
ZAR	18,600,000	USD	1,483,419	8/14/2015	15,682	BNP Paribas
USD	97,696	GBP	63,000	8/17/2015	679	UBS AG
CZK	1,434,000	USD	59,192	8/17/2015	1,049	UBS AG
JPY	18,897,000	USD	154,156	8/17/2015	1,663	UBS AG
EUR	141,000	USD	157,676	8/17/2015	2,799	UBS AG
SEK	496,000	USD	59,009	8/17/2015	1,501	UBS AG
COP	1,657,500,000	USD	649,628	8/18/2015	74,515	BNP Paribas
TWD	13,500,000	USD	434,783	9/9/2015	7,063	Nomura International PLC
IDR	1,350,000,000	USD	99,484	9/23/2015	655	Australia & New Zealand Banking Group Ltd.
NZD	2,167,000	USD	1,445,343	10/16/2015	23,670	UBS AG
SGD	1,195,000	USD	883,397	10/16/2015	14,141	Citigroup, Inc.
EUR	2,174,300	USD	2,403,458	10/16/2015	13,086	Societe Generale
					413,530
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	412,344	JPY	50,000,000	8/10/2015	(8,870)	BNP Paribas
USD	864,168	CAD	1,100,000	8/10/2015	(23,155)	Macquarie Bank Ltd.
USD	648,881	SEK	5,500,000	8/10/2015	(11,225)	Morgan Stanley
USD	869,746	NZD	1,300,000	8/10/2015	(12,334)	National Australia Bank Ltd.
USD	648,883	SEK	5,500,000	8/10/2015	(11,227)	BNP Paribas
USD	469,999	SEK	4,000,000	8/10/2015	(6,249)	Commonwealth Bank of Australia
USD	345,529	TRY	937,500	8/14/2015	(8,293)	Nomura International PLC
USD	1,017,034	ZAR	12,500,000	8/14/2015	(30,651)	BNP Paribas
USD	447,420	MXN	7,000,000	8/14/2015	(13,288)	BNP Paribas
TRY	937,500	USD	333,642	8/14/2015	(3,594)	Nomura International PLC
ILS	1,650,000	USD	430,596	8/14/2015	(6,734)	Nomura International PLC
USD	58,801	ZAR	735,000	8/17/2015	(832)	UBS AG
USD	58,739	TRY	158,000	8/17/2015	(1,952)	UBS AG
USD	39,508	CHF	37,000	8/17/2015	(1,202)	UBS AG
USD	58,140	NZD	87,000	8/17/2015	(774)	UBS AG
USD	59,004	BRL	190,000	8/17/2015	(3,776)	UBS AG
USD	58,485	AUD	79,000	8/17/2015	(777)	UBS AG
USD	616,982	COP	1,657,500,000	8/18/2015	(41,870)	BNP Paribas
EUR	620,000	USD	675,551	10/16/2015	(6,062)	Citigroup, Inc.
					(192,865)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PLN	Polish Zloty
COP	Colombian Peso	SEK	Swedish Krona
CZK	Czech Koruna	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
ILS	Israeli Shekel

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Bonds	$—	$83,419,189	$—	$83,419,189
Preferred Stock	—	10,204	—	10,204
Short-Term Investments (j)	10,279,372	—	—	10,279,372
Derivatives (k)
Futures Contracts	$50,882	$—	$—	$50,882
Interest Rate Swap Contracts	—	497,325	—	497,325
Credit Default Swap Contracts	—	772	—	772
Forward Foreign Currency Exchange Contracts	—	413,530	—	413,530
Total	$10,330,254	$84,341,020	$—	$94,671,274

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(245,653)	$—	$—	$(245,653)
Written Options	—	(327,654)	—	(327,654)
Interest Rate Swap Contracts	—	(1,131,783)	—	(1,131,783)
Forward Foreign Currency Exchange Contracts	—	(192,865)	—	(192,865)
Total	$(245,653)	$(1,652,302)	$—	$(1,897,955)

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$772	$—	$—
Foreign Exchange Contracts	$—	$—	$220,665	$—
Interest Rate Contracts	$(194,771)	$(634,458)	$—	$25,774

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015